Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-40262
Entity Registrant Name	GLASS HOUSES ACQUISITION CORP.
Entity Central Index Key	0001841734
Entity Tax Identification Number	86-1565667
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3811 Turtle Creek Blvd.
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	(972)
Local Phone Number	850-7474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	GLHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false